Bank Loans - Schedule of Annual Maturities Long-Term Debt (Details) - Sep. 30, 2025	HKD ($)	USD ($)
Schedule of Annual Maturities Long-Term Debt [Abstract]
2026	$ 304,657	$ 39,154
Long term debt	$ 304,657	$ 39,154